OTHER COMPREHENSIVE INCOME - OCI Attributable to Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign currency translation adjustments:
Translation adjustments arising during the year	$ (2,427)	$ 366	$ (125)
Reclassification adjustments recognized in net income	103	223	200
Gains (losses) on intra-entity transactions that are of a long-term investment nature	(1,455)	712	(1,419)
Gains (losses) on net investment hedges arising during the year	844	(382)	741
Net foreign currency translation adjustments	(2,935)	919	(603)
Derivatives:
Gains (losses) arising during the year	405	(194)	165
Reclassification adjustments recognized in net income	(50)	(10)	(161)
Net gains (losses) on derivatives	355	(204)	4
Available-for-sale securities:
Unrealized gains (losses) arising during the year	(93)	28	(69)
Reclassification adjustments recognized in net income	(2)	7	131
Net change in unrealized gains (losses) on available-for-sale debt securities	(95)	35	62
Pension and other benefit liabilities:
Net pension and other postretirement benefit liabilities arising during the year	83	(314)	420
Reclassification adjustments recognized in net income	69	157	104
Net change in pension and other benefits liabilities	152	(157)	524
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent, Total	(2,523)	593	(13)
Foreign currency translation adjustments:
Translation adjustment arising during the year	263	(131)	(226)
Reclassification adjustments recognized in the period	0	0	0
Gains (losses) on intra-entity transactions that are of a long-term investment nature	0	0	0
Gains (losses) on net investment hedges arising during the period	(212)	95	(185)
Net foreign currency translation adjustment	51	(36)	(411)
Derivatives:
Gains (losses) arising during the period	(98)	23	(40)
Derivatives reclassification adjustments recognized in net income	13	3	40
Net gains (losses) on derivatives	(85)	26	0
Availiable-for-sale securities:
Unrealized gains (losses) arising during the year	31	(10)	4
Reclassification adjustments recognized in net income	1	(1)	(29)
Net change in unrealized gains (losses) on available-for-sale debt securities	32	(11)	(25)
Pension and other benefits liabilities:
Net pension and other benefits arising during the year	(25)	80	(90)
Reclassification adjustments recognized in net income	(18)	(32)	(26)
Net change in pension and other benefit liabilities	(43)	48	(116)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	(45)	27	(552)
Foreign currency translation adjustments:
Translation adjustment arising during the year	(2,164)	235	(351)
Reclassification adjustments recognized in net income	103	223	200
Gains (losses) on intra-entity transactions that are of a long-term investment nature	(1,455)	712	(1,419)
Gains (losses) on net investment hedges arising during the year	632	(287)	556
Net foreign currency transaction adjustments	(2,884)	883	(1,014)
Derivatives:
Gains (losses) arising during the period	307	(171)	125
Reclassification adjustments recognized in net income	(37)	(7)	(121)
Net gains (losses) on derivatives	270	(178)	4
Available-for-sale securities:
Unrealized gains (losses) arising during the period	(62)	18	(65)
Reclassification adjustments recognized in net income	(1)	6	102
Net change in unrealized gains (losses) on available-for-sale debt securities	(63)	24	37
Pension and other benefits liabilities:
Net pension and other benefits arising during the period	58	(234)	330
Reclassification adjustments recognized in net income	51	125	78
Net change in pension and other postretirement benefit liabilities	109	(109)	408
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	$ (2,568)	$ 620	$ (565)